Information about Subsidiaries (Details Textual) - ARS ($) $ in Thousands		12 Months Ended
	Oct. 13, 2010	Jun. 30, 2019	Jun. 30, 2018
Information about subsidiaries (Textual)
Agreement, description	The transaction, which was subject to certain precedent conditions including the completion by TGLT of its initial public offering, was agreed upon at USD 18.8 million. TGLT constructed an apartment building with residential and commercial parking space. In consideration, TGLT had to transfer to IRSA Propiedades Comerciales S.A. (i) a number of apartments to be determined representing 17.33% of total square meters of residential space; (ii) a number of parking spaces to be determined representing 15.82% of total square meters of parking space; (iii) all spaces reserved for commercial parking in the future building and (iv) the amount of USD 10.7 million payable upon delivering the deeds of title on the land. TGLT completed its initial public offering in the Buenos Aires Stock Exchange on October 29, 2010 and therefore the precedent condition for the transaction was fulfilled on that date. TGLT paid the mentioned USD 10.7 million on November 5, 2010.	This agreement established an initial monthly fee of Ps. 200 (plus VAT) until December 31, 2025, and Ps. 250 (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.
Escrow deposits		$ 60,500
Non-controlling interests		$ 194,720	$ 330,208
Restrictions, commitments and other matters in respect of subsidiaries, description		According to Law N° 19,550, 5% of the profit in each fiscal year must be segregated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital).